Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			2 Months Ended	12 Months Ended
	Nov. 04, 2014	Nov. 03, 2014 $ / shares	Mar. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 15, 2017 USD ($)	Mar. 15, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 02, 2014	Mar. 17, 2014 USD ($) $ / shares	Mar. 17, 2014 CNY (¥)	Mar. 16, 2013 $ / shares
ADS
Convertible Senior Notes
ADS ratio to ordinary shares		5								0.20
Ordinary shares, par value											$ 0.001
Notes
Convertible Senior Notes
Aggregate principal amount of convertible notes											$ 632,500	¥ 4,391,448
Interest rate (as a percent)				1.50%					1.50%		1.50%	1.50%
Redemption price due to fundamental change as percentage of principal amount				100.00%	100.00%
Net proceeds from the Notes offering				$ 617,191	¥ 4,285,157
Discounts to initial purchaser				14,231					¥ 98,806
Debt issuance costs				$ 1,078	7,485
Redemption amount of debt							$ 3,125	¥ 21,697
Amount of Note has been converted | ¥					¥ 0
Notes | ADS
Convertible Senior Notes
ADS ratio to ordinary shares											0.2	0.2
Conversion ratio	4.9693	49.693
Conversion price per $1,000 of principal amount		$ 20.124											$ 201.24
Commitment letter and related financing agreement
Convertible Senior Notes
Aggregate principal amount of convertible notes			$ 632,500			¥ 4,391,000
Number of international banks | item			2
Maturity term of debt			364 days